Stockholders' Equity	12 Months Ended
Jul. 31, 2017
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

Preferred Stock

As of July 31, 2017, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2017 and 2016, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2017, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Private Placements

On December 1, 2016, we completed an initial closing (the “Initial Closing”) of a private placement financing (the “Private Placement Offering”) to accredited investors. We raised aggregate gross proceeds of $1,000,000 from the sale of (i) an aggregate of 1,176,472 shares of the Company’s common stock at a purchase price of $0.85 per share and (ii) warrants to purchase up to an aggregate of 1,176,472 shares of common stock with a term of five years at an exercise price of $1.25 per share. We determined the warrants issued in connection with the Initial Closing were equity instruments and did not represent derivative instruments.

On January 23, 2017, we closed on a second and final closing (the “Final Closing”) of the Private Placement Offering. In the Final Closing we raised aggregate gross proceeds of approximately $337,000 from the sale of (i) an aggregate of 396,469 shares of the Company’s common stock at a purchase price of $0.85 per share and (ii) warrants to purchase up to an aggregate of 396,469 shares of common stock with a term of five years at an exercise price of $1.25 per share. The securities issued in the Private Placement Offering were issued pursuant to a securities purchase agreement entered into with the accredited investors. We determined the warrants issued in connection with the Final Closing were equity instruments and did not represent derivative instruments.

We utilized the services of a placement agent for the Private Placement Offering. In connection with the Private Placement Offering, we paid such placement agent an aggregate cash fee of $128,600 and issued to such placement agent or its designees warrants to purchase 151,294 shares of common stock at an exercise price of $1.275 per share. The terms of the placement agent warrants are substantially identical to the investor warrants, other than the exercise price and the holders’ ability to exercise the placement agent warrants on a cashless basis at its discretion. Additionally, we agreed to pay the placement agent a $12,000 due diligence fee and to reimburse the placement agent for fees of counsel up to $35,000.

The net proceeds from the Private Placement Offering were approximately $1,049,000 and we are using the net proceeds for general corporate purposes, including our research and development efforts, and for general administrative expenses and working capital.

We also entered into a registration rights agreement with the Investors (the “Registration Rights Agreement”), pursuant to which we were obligated to file with the Securities and Exchange Commission (the “SEC”) as soon as practicable, but in any event, by February 6, 2017, on Form S-1 to register 1,572,941 shares of common stock issued to the selling security holders in the Private Placement Offering and up to 1,572,941 shares of our common stock issuable upon the exercise of warrants issued to the selling security holders in the Private Placement Offering. We were obligated to use our commercially reasonable best efforts to cause the registration statement to be declared effective by the SEC within 45 days after the filing of the registration statement (or within 75 days if this registration statement is subject to a full review by the SEC). Additionally, the Registration Rights Agreement provides for certain monetary penalties if the registration statement is not filed or declared effective prior to certain dates, or it is not maintained effective, as set forth in the Registration Rights Agreement.

The Private Placement Offering described above was made pursuant to the exemption provided by Section 4(a)(2) of the Securities Act, and Regulation D promulgated thereunder.

On February 6, 2017, we filed a resale registration statement on Form S-1 with the SEC, which was declared effective on February 15, 2017, registering the 1,572,941 shares of common stock issued to the selling security holders in the Private Placement Offering and up to 1,572,941 shares of our common stock issuable upon the exercise of warrants issued to the selling security holders in the Private Placement Offering.

In the October closing of the 2015 Private Placement Financing we issued 13,333,333 shares of common stock for aggregate gross proceeds to us of $6.0 million. In addition, we issued a warrant to purchase up to an aggregate of 6,666,666 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 8,666,666 shares of common stock with a term of six months. We did not engage a placement agent or investment banker to facilitate the Private Placement Financing (See Note 6).

In the November closing of the 2015 Private Placement Financing we issued 4,444,439 shares of common stock for aggregate gross proceeds to us of $2.0 million. In addition, we issued a warrant to purchase up to an aggregate of 2,222,217 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 2,820,670 shares of common stock with a term of six months. We did not engage a placement agent or investment banker to facilitate the Private Placement Financing (See Note 6).

We offered the securities in the 2015 Private Placement Financing to the Company’s existing investors who previously purchased securities in our private placement financings in August and September of 2014 (the “Prior Financings”). Tom Lee, a member of our board of directors and a participant in the Prior Financings, together with certain of his affiliates, invested approximately $472,000 in the final closing of the 2015 Private Placement Financing on the same terms offered to the other Investors.

During the fiscal year ended July 31, 2016, (i) all 2,820,670 of the six-month warrants issued in the second and final closing of the 2015 Private Placement were exercised, (ii) the six-month warrants issued in the first closing of the 2015 Private Placement expired and (iii) the five-year warrants issued in the first closing of the 2015 Private Placement were cancelled.

We also entered into a registration rights agreement with the Investors in the 2015 Private Placement Financing (the “Registration Rights Agreement”), pursuant to which we are obligated, upon request of the Investor in the October closing of the 2015 Private Placement Financing and subject to certain conditions, to file with the SEC as soon as practicable, but in any event within 60 days after receiving such applicable request, a registration statement on Form S-1 (the “2015 Resale Registration Statement”) to register the Purchase Shares and the Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”) and other securities issued or issuable with respect to or in exchange for the Purchase Shares or Warrant Shares. We are obligated to use our commercially reasonable efforts to cause the 2015 Resale Registration Statement to be declared effective by the SEC as promptly as reasonably practicable after the filing of the Resale Registration Statement, but no monetary penalty or liquidated damages will be imposed upon the Company if the Registration Statement is not declared effective by the SEC.

Other Activity

During the fiscal year ended July 31, 2016, we entered into a two-year service agreement for general financial advisory services. In accordance with the agreement we issued 250,000 shares of common stock, with a value of $290,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. For the years ended July 31, 2017 and 2016, we recognized $144,000 and $43,000, respectively, of expense related to these services. In addition, during the year ended July 31, 2016, we recognized $182,000 of expense for services rendered associated with stock issued in prior years.

Warrants

During the fiscal year ended July 31, 2017, we received approximately $185,000 from the exercise of warrants to purchase 342,116 shares of common stock. 236,116 of the warrants exercised contained derivative features, while 106,000 of the warrants exercised were considered equity instruments. In addition, there was a net exercise on 5,335 warrants which resulted in the issuance of 4,179 shares of our common stock (See Note 6).

During the fiscal year ended July 31, 2016, we received $1,269,000 from the exercise of warrants issued in November 2015 to purchase 2,820,670 shares of our common stock. In addition, there was a net exercise on 78,000 warrants which resulted in the issuance of 41,178 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreement, we did not receive any cash proceeds. The warrants were issued in connection with a prior year private placement and were considered equity instruments.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2015	5,035,156
Issued	20,376,219
Exercised	(2,898,670)
Expired	(15,456,279)
Outstanding at July 31, 2016	7,056,426
Issued	1,724,235
Exercised	(347,451)
Expired/Cancelled	(129,374)
Outstanding at July 31, 2017	8,303,836

The following table summarizes information related to warrants outstanding at July 31, 2017:

Expiration	Exercise
Date	Price	Shares
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
08/29/19	$0.75	4,104,980
11/23/20	$0.45	1,986,101
12/01/21	$1.25	1,176,472
12/01/21	$1.28	117,647
01/23/22	$1.25	396,469
01/23/22	$1.28	33,647
		8,303,836

Restricted Stock Units

During the fiscal years ended July 31, 2017 and 2016, we issued 150,000 and 2,075,000 shares of common stock to employees and directors for restricted stock units that vested, based on service conditions, respectively (See Note 8).